Contributed Equity - Summary of Contributed Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 235,277,217	$ 234,147,526
Movement in ordinary shares:
Beginning balance	135,285,768	44,567,972	$ 21,852,139
Ending balance	$ 47,977,144	135,285,768	44,567,972
Issues of shares on Nasdaq listing	68,506,400
Movement in pre-funded warrants:
Issue of pre-funded warrants in a US initial public offering		12,645,441
Cost of issue of pre-funded warrants		(1,099,412)
Issue of shares on exercise of pre-funded warrants		$ (11,546,029)
Issue of pre-funded warrants in a US Initial public offering		7,493,600
Exercise of pre-funded warrants		(7,493,568)
Forfeiture on exercise		(32)
Ordinary Shares
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 235,277,217	$ 234,147,526	113,852,364
Movement in ordinary shares:
Beginning balance	234,147,526	113,852,364	80,331,016
Issue of shares on exercise of options granted under the LTIP	1,129,691	3,271,542	284,828
Issue of shares on Nasdaq listing net of issuance cost $10,126,959		105,477,591
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412		11,546,029
Ending balance	$ 235,277,217	$ 234,147,526	$ 113,852,364
Ordinary Shares on Issue
Movement in ordinary shares:
Opening balance	351,003,541	269,157,769	249,414,839
Issue of shares on exercise of options granted under the LTIP	1,149,001	5,845,804
Issues of shares on Nasdaq listing		68,506,400
Issue of share on exercise of pre-funded warrants		7,493,568
Ending balance	352,152,542	351,003,541	269,157,769